RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 15, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption	$ 414,000,000	$ 414,000,000
Class A Ordinary Shares Subject to Redemption
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Temporary equity, shares outstanding	41,400,000	41,400,000
Gross Proceeds for initial public offering and over-allotment	$ 414,000,000	$ 414,000,000
Offering costs allocated to Class A shares subject to possible redemption	(22,524,192)	(22,524,192)
Proceeds allocated to Public Warrants at issuance	(19,458,000)	(19,458,000)
Remeasurement of Class A ordinary shares subject to possible redemption amount	41,982,192	41,982,192
Class A ordinary shares subject to possible redemption	414,000,000	$ 414,000,000
Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption	414,000,000		$ 414,000,000
As Previously Reported | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption	355,907,970		366,663,090
Adjustment | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption	$ 58,092,030		$ 47,336,910